UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details)		6 Months Ended
		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Parent company condensed balance sheets
Required minimum percentage of annual appropriations to statutory surplus reserve		10.00%
Statutory threshold percentage of the statutory surplus reserve to the registered capital, above which the appropriation is not required		50.00%
ASSETS:
Cash and cash equivalents		¥ 51,837,277	$ 7,639,869	¥ 19,773,580
Prepayment and other current assets		38,024,812	5,604,164	61,640,567
Intangible assets		107,273,074	15,810,095	24,043,180
TOTAL ASSETS		235,715,086	34,740,106	143,950,765	¥ 85,237,144
LIABILITIES AND SHAREHOLDERS' EQUITY:
Payroll payables		1,978,255	291,559	1,952,234
Other payables		33,120	4,881	2,050,459
Amounts due to related parties		¥ 257,756	$ 37,989	¥ 462,837
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]	Related Party [Member]
TOTAL LIABILITIES		¥ 21,943,885	$ 3,234,129	¥ 23,218,722
SHAREHOLDERS' EQUITY
Additional paid-in capital		257,008,148	37,878,314	127,470,080
Statutory reserves		2,111,434	311,187	2,111,434
Ordinary shares subscribed				(15,755,217)
Accumulated other comprehensive loss		(2,793,592)	(411,724)	(1,086,344)
Retained earnings (Accumulated deficit)		(42,614,706)	(6,280,630)	7,841,520
TOTAL SHAREHOLDERS' EQUITY		213,712,204	31,497,282	120,581,489
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		235,715,086	34,740,106	143,950,765
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	870	128	15
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	¥ 50	7	1
Subsidiaries
Parent company condensed balance sheets
Required minimum percentage of annual appropriations to statutory surplus reserve		10.00%
Statutory threshold percentage of the statutory surplus reserve to the registered capital, above which the appropriation is not required		50.00%
Parent company | Reportable Legal Entities
ASSETS:
Cash and cash equivalents		¥ 1,504,953	221,803	1,490
Prepayment and other current assets		28,802,750	4,245,000	40,672,667
Amounts due from related parties		¥ 95,487,773	$ 14,073,156	¥ 66,413,758
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Subsidiaries	Subsidiaries	Subsidiaries
Intangible assets		¥ 73,930,843	$ 10,896,058
Investment in subsidiaries		14,336,134	2,112,885	¥ 16,111,116
TOTAL ASSETS		214,062,453	31,548,902	123,199,031
LIABILITIES AND SHAREHOLDERS' EQUITY:
Payroll payables		294,865	43,457	531,990
Other payables				1,855,822
Amounts due to related parties		¥ 55,384	$ 8,163	¥ 229,730
Other Liability, Current, Related Party [Extensible Enumeration]		Subsidiaries	Subsidiaries	Subsidiaries
TOTAL LIABILITIES		¥ 350,249	$ 51,620	¥ 2,617,542
SHAREHOLDERS' EQUITY
Additional paid-in capital		257,008,148	37,878,314	127,470,080
Statutory reserves		2,111,434	311,187	2,111,434
Ordinary shares subscribed				(15,755,217)
Accumulated other comprehensive loss		(2,793,592)	(411,724)	(1,086,344)
Retained earnings (Accumulated deficit)		(42,614,706)	(6,280,630)	7,841,520
TOTAL SHAREHOLDERS' EQUITY		213,712,204	31,497,282	120,581,489
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		214,062,453	31,548,902	123,199,031
Parent company | Reportable Legal Entities | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		870	128	15
Parent company | Reportable Legal Entities | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		¥ 50	$ 7	¥ 1

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidations, The accompanying notes are an integral part of these unaudited condensed consolidated financial statements.